DEFERRED TAX ASSETS/(LIABILITIES) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Deferred tax assets	¥ 366,348		¥ 273,022	¥ 132,274
Less: Offsetting of deferred tax liabilities	(75,098)		(75,727)
Deferred tax assets (net)	291,250	$ 41,835	197,295
Deferred tax liabilities	(136,503)		(139,625)	¥ (145,102)
Less: Offsetting of deferred tax assets	75,098		75,727
Deferred tax liabilities (net)	(61,405)	$ (8,820)	(63,898)
Deferred tax assets/(liabilities)	¥ 229,845		¥ 133,397

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.